Fees Summary	Aug. 14, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,850,000
Previously Paid Amount	0.00
Total Fee Amount	4,258.26
Total Offset Amount	0.00
Net Fee	4,258.26
Narrative - Max Aggregate Offering Price	$ 28,850,000
Final Prospectus	true